Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Non-accrual Loans by Class of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loans	$ 250	$ 2,189
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Loans	182
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Loans	68	120
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Loans
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Loans
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans		2,069
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Loans
Commercial Portfolio Segment [Member]
Loans
Consumer Portfolio Segment [Member]
Loans